Shareholders' Equity and Regulatory Matters	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Shareholders' Equity and Regulatory Matters

Note 15 – Shareholders’ Equity and Regulatory Matters

The Company and its banking subsidiary are subject to certain requirements imposed by state and federal banking statutes and regulations. These requirements, among other things, establish minimum levels of capital, restrict the amount of dividends that may be distributed, and require that reserves on deposit liabilities be maintained in the form of vault cash or deposits with the Federal Reserve Bank.

The Company and its subsidiary bank are subject to federal regulatory risk-based capital guidelines for banks and bank holding companies. Each must meet specific capital guidelines that involve quantitative measures of assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices which measure Total and Tier 1 Capital to risk-weighted assets and Tier 1 Capital to average assets. Quantitative measures established by regulation to ensure capital adequacy and the Company’s consolidated capital ratios are set forth in the table below. The Company expects to meet or exceed these minimums without altering current operations or strategy.

	Actual		Minimum For Capital Requirement		Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount		Ratio
	(Dollars in thousands)
December 31, 2014

Total Capital to Risk
Weighted Assets:
Consolidated	$55,229	16.1%	$27,469	8.0%	$	N/A	—%
Uwharrie Bank	54,933	16.1%	27,362	8.0%		34,202	10.0%

Tier 1 Capital to Risk
Weighted Assets:
Consolidated	41,957	12.2%	13,735	4.0%		N/A	—%
Uwharrie Bank	51,195	15.0%	13,681	4.0%		20,521	6.0%

Tier 1 Capital to
Average Assets:
Consolidated	41,957	8.1%	20,765	4.0%		N/A	—%
Uwharrie Bank	51,195	9.9%	20,716	4.0%		25,895	5.0%

	Actual		Minimum For Capital Requirement		Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount		Ratio
	(Dollars in thousands)
December 31, 2013

Total Capital to Risk
Weighted Assets:
Consolidated	$56,439	16.7%	$27,071	8.0%	$	N/A	—%
Uwharrie Bank	54,503	16.2%	26,955	8.0%		33,694	10.0%

Tier 1 Capital to Risk
Weighted Assets:
Consolidated	41,071	12.1%	13,536	4.0%		N/A	—%
Uwharrie Bank	50,280	15.0%	13,478	4.0%		20,216	6.0%

Tier 1 Capital to
Average Assets:
Consolidated	41,071	7.8%	21,126	4.0%		N/A	—%
Uwharrie Bank	50,280	9.6%	21,067	4.0%		26,334	5.0%

As of December 31, 2014, the most recent notification from the Federal Deposit Insurance Corporation categorized the Company’s subsidiary bank as being well capitalized under the regulatory framework for prompt corrective action. There have been no conditions or events since such notification that management believes would have changed the categorization.

On December 23, 2008, the Company entered into a letter agreement with the United States Department of Treasury to sell 10,000 shares of Fixed Rate Cumulative Perpetual Preferred Stock, Series A (the “Senior Preferred”) with a redemption value of $10.0 million under the capital purchase program (“CPP”). The Company also issued a warrant to the Treasury that was immediately exercised for 500 shares of Fixed Rate Cumulative Perpetual Preferred Stock, Series B (the “Warrant Preferred”) with a redemption value of $500,000. Combined proceeds received for the issuance of both the Senior Preferred and the Warrant Preferred was $10.0 million, resulting in a net discount that has been allocated between the two issues based upon their relative fair values. As a condition of the Cumulative Perpetual Preferred Stock, the Company must obtain consent from the holder to repurchase its common stock or to pay a cash dividend.

The Senior Preferred qualified as Tier 1 capital and paid cumulative dividends at a rate of 5% per year, for the first five years, and 9% per year thereafter. Under the terms of the agreement, the Senior Preferred may be redeemed with prior approval from the Federal Reserve in the first three years with the proceeds from the issuance of certain qualifying Tier 1 capital or after three years at par value plus accrued and unpaid dividends.

The Warrant Preferred also qualified as Tier 1 capital and paid cumulative dividends at a rate of 9% per year. Under the terms of the agreement, the Warrant Preferred may be redeemed after the Senior Preferred has been completely redeemed, at par value plus accrued and unpaid dividends. It is the Company’s intention to redeem both issues of preferred stock no later than the fifth anniversary of their issuance. Accordingly, the net discount of $500,000 was amortized over five years.

During the fourth quarter of 2013, the Company repaid the entire $10.5 million of Series A and Series B Fixed Rate Cumulative Perpetual Preferred Stock, at par, to the United States Department of Treasury.

During 2012, each of the Company’s subsidiary banks began a campaign to sell Fixed Rate Noncumulative Perpetual Preferred Stock, Series B. The preferred stock qualifies as Tier 1 capital at the subsidiary bank and pays dividends at a rate of 5.30%. The sale ended on December 31, 2012 raising $7.9 million less issuance costs of $113,000. These funds were held in an escrow account at December 31, 2012 and the new preferred stock was issued in January 2013. Effective September 1, 2013, the Fixed Rate Noncumulative Perpetual Preferred Stock, Series B was rolled into one issue under Uwharrie Bank in connection with the consolidation and name change.

During 2013, the Company’s subsidiary bank, Uwharrie Bank, raised $2.8 million of Fixed Rate Noncumulative Perpetual Preferred Stock, Series C. The preferred stock qualifies as Tier 1 capital at the bank and pays dividends at an annual rate of 5.30%. The preferred stock has no voting rights. The offering ended September 15, 2013 with Uwharrie raising $2.8 million in new capital less total issuance costs of $23,000.

The total net amount of capital raised from Fixed Rate Noncumulative Perpetual Preferred Stock, Series B and Series C issues at the subsidiary bank level is presented as noncontrolling interest in the consolidated balance sheets.

All of the Company’s aforementioned investment in its subsidiary bank qualifies for Tier 1 capital treatment for the bank and is included as such in its year end capital ratios.

For the reserve maintenance period in effect at December 31, 2014, the subsidiary bank was required to maintain reserve balances in cash or on deposit with the Federal Reserve Bank in the aggregate amount of $4.5 million as reserves on deposit liabilities.

Stock Repurchase Program

On February 21, 1995, the Company’s Board of Directors authorized and approved a Stock Repurchase Program, to be reaffirmed annually, pursuant to which the Company may repurchase shares of the Company’s common stock for the primary purpose of providing liquidity to its shareholders. After receiving approval the Company repurchased 56,565 shares of outstanding common stock in 2013. During 2014 the Company repurchased 374,130 shares of outstanding common stock.

Pursuant to the terms of the United States Department of the Treasury’s investment in the Company’s preferred stock under the CPP, the Company must obtain the prior consent of the United States Department of the Treasury to repurchase its common stock under the Stock Purchase Plan or otherwise or to pay a cash dividend. With the repayment in full to United States Department of the Treasury in fourth quarter of 2013, this consent is no longer needed.